Current And Future Changes In Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule Of Adjustments To Insurance-Related Balance Reported Under IFRS 4
The following table sets out adjustments

to the
Bank’s insurance-related balances reported under

IFRS 4 as at October 31, 2022 used to derive

the insurance contract liabilities and reinsurance

contract assets
recognized by the Bank as at November

1, 2022 under IFRS 17.
(millions of Canadian dollars) Amount
Insurance-related liabilities $ 7,468
Other liabilities 131
Other assets (2,361)
Net insurance-related balances as at October

31, 2022
$ 5,238
Changes in actuarial assumptions, including

risk adjustment and discount factor

(192)
Recognition of losses on onerous contracts 113
Other adjustments (93)
Net insurance-related balances as at

November 1, 2022
$ 5,066
Insurance contract liabilities $ 5,761
Reinsurance contract assets (695)
Net insurance-related balances as at

November 1, 2022
$ 5,066